Leases - Summary of Maturities of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	$ 527,870
Less: imputed interest	(310,142)
Less: tenant improvement allowance	(47,666)
Present value of lease liabilities	170,062		$ 37,707
Less: current lease liabilities	(24,742)	$ (12,019)
Present value of long-term lease liabilities	145,320	$ 82,856
2021
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	33,207
2022
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	33,560
2023
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	34,265
2024
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	35,528
2025
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	36,324
Thereafter
Disclosure Of Maturity Analysis Of Operating Lease Payments Due [Line Items]
Total lease payments	$ 354,986